Document and Entity Information	Feb. 07, 2023
Cover [Abstract]
Entity Address, Country	SG
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0000866374
Document Type	8-K
Document Period End Date	Feb. 07, 2023
Entity Registrant Name	FLEX LTD.
Entity Incorporation State Country Code	U0
Entity File Number	0-23354
Entity Address, Address Line One	2 Changi South Lane
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	486123
City Area Code	(65)
Local Phone Number	6876-9899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false